Segment reporting - Summary of Adjusted Earnings Before Interest Tax Depreciation and Amortization (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [abstract]
Profit for the year	€ 182,269	€ 235,878	€ 149,217
Income tax expense/(benefit)	34,240	(9,970)	429
Finance income	(2,222)	(1,312)	(257)
Finance expense	1,345	6,370	10,991
Depreciation and amortization expense	66,729	83,560	55,407
EBITDA	282,361	314,526	215,787
Transaction fees	22,969	7,107	0
Gain on derivative contracts	(4,148)	(15,830)	0
Gain on bargain purchase	0	(16,349)	(34,995)
Share listing expense	126,252	0	0
Foreign exchange on revaluation of warrants and earnout liabilities	25,047	0	0
Change in fair value of warrant liability	(34,518)	0	0
Change in fair value of earnout liability	(237,354)	0	0
Change in fair value of options	(6,292)	0	0
RSU expense	24,222	0	0
Adjusted EBITDA	€ 198,539	€ 289,454	€ 180,792